Note 9 - Long-Term Investments (Detail) - Summary of Gross Unrealized Gains and Losses and Fair Value of Long-Term Investments in Available-For-Sale Securities (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2012 Etrend [Member]
Cost	$ 920	$ 920
Gross Unrealized Gains		23
Gross Unrealized Losses	(129)
Fair Value	$ 791	$ 943